Revenue - Contract Balances - Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Changes in total contract revenues	₩ 1,362,828	₩ 1,222,558
Changes in estimated total contract costs	1,419,726	1,622,429
Changes in profit before income taxes of construction contract:
- Current period	(91,397)	(165,623)
- Future periods	₩ 34,499	₩ (234,248)